Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 item	Dec. 31, 2020 item lb	Dec. 31, 2020 item kg	Dec. 31, 2020 item	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 MXN ($) item	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to		220	100
Aeronautical services:
Domestic TUA						$ 1,857,551	$ 3,776,401	$ 3,382,198
International TUA						542,933	1,207,989	1,061,793
Landing charges						147,387	229,919	205,787
Platform for embarking and disembarking						90,257	150,055	136,852
Aircraft parking charges on extended stay or overnight						31,905	35,910	36,402
Domestic and international passenger and carry-on baggage check						29,688	62,970	54,570
Aerocars and jetways						19,920	48,074	47,956
Other airport services, leases and regulated access rights						222,917	241,344	214,494
Total revenues from aeronautical services					$ 147,803	2,942,558	5,752,662	5,140,052
Commercial activities
Car parking charges						126,818	279,463	244,461
Advertising						59,695	76,200	68,475
Retail operations						64,486	124,554	114,418
Food and beverage						87,499	144,374	120,828
Car rental operators						111,037	149,454	131,478
Time share developers						12,683	16,663	14,115
Financial services						7,853	10,367	9,255
Communication and services						17,800	16,006	15,551
Services to passengers						3,281	4,127	2,746
VIP lounges						36,538	51,176	36,649
Other services						44,300	43,542	36,607
Total revenue from commercial activities						571,990	915,926	794,583
Diversification activities:
Hotel services						141,890	357,032	344,307
OMA Carga						183,382	194,936	177,396
Real estate services						16,499	18,181	16,352
Industrial services						51,272	39,451	26,340
Other services						7,547	4,966	4,061
Total diversification activities						400,590	614,566	568,456
Complementary activities:
Leasing of space						85,729	83,477	74,887
Access rights						15,819	19,709	18,023
Documented baggage inspection						86,491	175,006	153,192
Other services (CUSS and CUTE)						10,420	10,921	16,356
Total of complimentary activities						198,459	289,113	262,458
Total revenue from non-aeronautical services					$ 58,820	$ 1,171,039	$ 1,819,605	$ 1,625,497
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports				77.00%			77.00%	77.00%